N-2	Jun. 16, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001782524
Amendment Flag	false
Securities Act File Number	814-01332
Document Type	8-K
Entity Registrant Name	Morgan Stanley Direct Lending Fund
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	761-4000
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On June 16, 2025, Morgan Stanley Direct Lending Fund (the “Company”) redeemed $275,000,000 in aggregate principal amount of the issued and outstanding 7.55% Series A Senior Notes due 2025 (the “Notes”), pursuant to the Master Note Purchase Agreement, dated as of September 13, 2022, by and between the Company and the noteholders
. The Notes were redeemed at 100% of their principal amount, plus the accrued and unpaid interest thereon, through, but excluding, the Redemption Date.

Long Term Debt, Principal	$ 275,000,000